Note 5 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Lessee, Operating Lease, Supplemental Cash Flows Information [Table Text Block]
Supplemental Cash Flows Information, twelve months ended December 31	2024

Cash paid for amounts included in the measurement of operating lease liabilities	$58,594
Right-of-use assets obtained in exchange for operating lease obligation	$91,898

Weighted Average Remaining Operating Lease Term	7 years
Weighted Average Discount Rate	6.5%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
2025	$65,490
2026	62,392
2027	49,274
2028	40,885
2029	30,848
Thereafter	84,195
Total future minimum lease payments	333,084
Less imputed interest	(65,546)
Total	267,538